Redeemable Noncontrolling Interest (Details) $ in Millions	Apr. 13, 2015 USD ($)
Noncontrolling Interest [Line Items]
Proceeds from sale of interests in subsidiary	$ 1.0
After Dark L L C | After Dark L L C
Noncontrolling Interest [Line Items]
Percentage of noncontrolling interest	25.00%